Schedule of Company's Operating Leases (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Right of use assets	$ 3,498,051	$ 3,952,317	$ 2,019,745
Current portion of lease liabilities	840,535	628,113	1,235,977
Long-term portion lease liabilities	$ 2,756,056	$ 3,161,703	$ 942,404